Employee benefits - Movements in the fair value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Balance at beginning of year	$ 3,952	$ 3,730
Interest income	17	31
Remeasurements gain :
-Return on plan assets excluding interest income	60	129
Contributions paid by the employer	20	15
Effect of changes in exchange rate	16	47
Balance at end of year	$ 4,065	$ 3,952